EMPLOYEE OPTION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allocated Share-based Compensation Expense	$ 4,983	$ 3,978	$ 4,920
Cost of revenues [Member]
Allocated Share-based Compensation Expense	1	11	16
Research and development expenses [Member]
Allocated Share-based Compensation Expense	5	67	114
Selling and marketing expenses [Member]
Allocated Share-based Compensation Expense	15	86	82
General and administrative expenses [Member]
Allocated Share-based Compensation Expense	$ 4,962	$ 3,814	$ 4,708